ACQUISITIONS (Schedule of Components of Intangible Assets Associated with Acquisition) (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 30, 2015	Dec. 31, 2017	Feb. 10, 2015
Business Acquisition [Line Items]
Impairment			$ 19,981
Customer Relationships [Member]
Business Acquisition [Line Items]
Impairment	[1]		10,335
MMR [Member]
Business Acquisition [Line Items]
Intangible assets			3,454	$ 3,454
MMR [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,261
Estimated useful lives			5 years
MMR [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			$ 395
Estimated useful lives			5 years
MMR [Member] | Distribution Channels [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,798
Estimated useful lives			5 years
Undertone [Member]
Business Acquisition [Line Items]
Intangible assets		$ 63,200	$ 63,200
Undertone [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets	[2]	$ 19,500
Estimated useful lives	[2]	5 years
Undertone [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	[3]	$ 30,000
Estimated useful lives	[3]	6 years
Undertone [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets	[4]	$ 4,200
Undertone [Member] | Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives	[4]	1 year
Undertone [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	[5]	$ 9,500
Estimated useful lives	[5]	4 years

[1]	Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%
[2]	Acquired technology represents the combined technology for delivering and administering Undertone's attention-grabbing, full-page video advertisements and other advertising formats.
[3]	Customer relationships represent the existing relationships and agreements with Undertone's brand advertisers.
[4]	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.
[5]	Tradename represents trade names and logos under which Undertone markets and sells its services.